PROVISION FOR LITIGATION - Possible losses paragraphs (Details) R$ in Thousands		12 Months Ended
	Apr. 20, 2010 R$ / MWh	Dec. 31, 2018 BRL (R$)	Feb. 19, 2019	Dec. 31, 2017 BRL (R$)	Dec. 07, 2015 person
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 55,497,510		R$ 70,489,707
Norte Energia
Contingent liabilities
Ownership percentage		49.98%
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 38,627,648		52,856,459
Compulsory Loan - monetary correction criteria
Contingent liabilities
Estimate loss or value involved in the legal proceeding		3,872,305		4,229,555
Compulsory Loan: conversion of credits by equity value
Contingent liabilities
Estimate loss or value involved in the legal proceeding		3,679,836		3,525,049
Initial amount of the cause		2,397,003
Acquisition of energy of Belo Monte
Contingent liabilities
Purchase contract price per MWh | R$ / MWh	130.00
Acquisition of average energy assured (as a percent)	20.00%
Environmental damage to fishermen
Contingent liabilities
Estimate loss or value involved in the legal proceeding		715,673
Number of lawsuit			2
Number of experts | person					2
Environmental damage to fishermen against the Company
Contingent liabilities
Amount sought		368,548
Environmental damage to fishermen against Chesf
Contingent liabilities
Amount sought		309,114
Nullity of the trade union agreement
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,000,000
Amount sought		R$ 1,000,000
Period covered by legal proceeding at issue		5 years
Minimum wage equivalent		2.5
Guarantor obligation
Contingent liabilities
Amount sought		R$ 74,330
Reversed amount		389,749
Eletronorte civil lawsuit
Contingent liabilities
Estimate loss or value involved in the legal proceeding		352,000
Amount sought		R$ 55,700
Interest rate (as a percent)		1.00%
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 11,459,678		13,535,150
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,391,882
Irregularities in the determination of IRPJ and CSLL
Contingent liabilities
Estimate loss or value involved in the legal proceeding		1,474,099
Expenses incurred in 2000 (Recognition of debt to the FRG referring to past service times of employees
Contingent liabilities
Estimate loss or value involved in the legal proceeding		101,893
Tax Enforcement filed by the Federal Government for the collection of tax credits
Contingent liabilities
Estimate loss or value involved in the legal proceeding		827,830
Tax assessment notice related to the use of expenses incurred in 2000
Contingent liabilities
Estimate loss or value involved in the legal proceeding		717,044
Tax assessment notice on the RBNI surplus indemnity parcel
Contingent liabilities
Estimate loss or value involved in the legal proceeding		547,500
Municipality requires Added Value
Contingent liabilities
The amount of value added for the effect of the participation of the ICMS tax claimed in lawsuit.		2,925,318
Daily penalty		R$ 100
Period to record calculation map of added value		2 days
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding		R$ 5,410,184		R$ 4,098,098
Union of Engineers of the State of RJ
Contingent liabilities
Estimate loss or value involved in the legal proceeding		359,670
Amount sought		R$ 473,462
Month to month rate claimed		26.05%